CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Patents and software	€ 2,637,000	€ 2,655,000	€ 2,757,000
Property, plant and equipment	315,000	584,000	563,000
Other non-current financial assets	158,000	173,000	186,000
Total non-current assets	3,110,000	3,411,000	3,506,000
Other receivables and prepaid expenses	2,916,000	6,934,000	6,536,000
Other current financial assets	368,000	590,000	904,000
Cash and cash equivalents	5,567,000	11,053,000	23,926,000
Total current assets	8,850,000	18,576,000	31,366,000
TOTAL ASSETS	11,960,000	21,987,000	34,872,000
Shareholder equity
Share capital	2,080,964.81	47,660,000	27,191,000
Premiums related to the share capital	13,483,000	(1,588,000)	27,781,000
Treasury shares	(12,000)	(21,000)	(51,000)
Foreign currency translation adjustment	(25,000)	(25,000)	(73,000)
Reserves - attributable to the owners of the parent	(2,357,000)	(23,689,000)	(17,850,000)
Net loss - attributable to the owners of the parent	(17,026,000)	(24,216,000)	(31,163,000)
Shareholder equity - attributable to the owners of the parent	(3,857,000)	(1,879,000)	5,835,000
Non-controlling interests	(32,000)	(32,000)	(32,000)
Total shareholder equity (deficit)	(3,889,000)	(1,911,000)	5,803,000
Liabilities
Employee benefit obligations	237,000	183,000	205,000
Non-current financial liabilities	3,247,000	4,367,000	5,518,000
Non-current derivative financial instruments			536,000
Total non-current liabilities	3,484,000	4,551,000	6,259,000
Current financial liabilities	5,023,000	10,213,000	12,037,000
Provisions	223,000	75,000
Trade payable	5,392,000	6,940,000	7,606,000
Tax and social liabilities	1,348,000	1,780,000	1,998,000
Current derivative financial liabilities	1,000	13,000	788,000
Other creditors and miscellaneous liabilities	378,000	328,000	381,000
Total current liabilities	12,365,000	19,348,000	22,810,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	€ 11,960,000	€ 21,987,000	€ 34,872,000